Condensed Consolidated Statements of Operations - USD ($)		3 Months Ended	6 Months Ended
	Dec. 31, 2020	Jun. 30, 2021	Jun. 30, 2021
Formation and operating costs		$ 704,359	$ 752,399
General and administrative expenses	$ 5,000
Loss from operations		(704,359)	(752,399)
Other expense:
Loss on change in fair value of warrant liability		(690,000)	(4,788,833)
Loss on change in fair value of backstop liability		(3,038,757)	(3,038,757)
Offering costs allocated to warrant liability		0	(1,605,246)
Backstop placement fee expense		(3,450,000)	(3,450,000)
Net Loss	$ (5,000)	(7,883,116)	(13,635,235)
Weighted average shares outstanding, basic and diluted	1
Basic and diluted net income (loss) per ordinary share	$ (5,000)
Common Class A [Member]
Other expense:
Net Loss		$ 4,433,116	$ 10,185,235
Weighted average shares outstanding, basic and diluted		69,000,000	69,000,000
Basic and diluted net income (loss) per ordinary share		$ 0.00	$ 0.00
Common Class B [Member]
Other expense:
Weighted average shares outstanding, basic and diluted		29,571,430	29,571,430
Basic and diluted net income (loss) per ordinary share		$ (0.27)	$ (0.46)
Common Class C [Member]
Other expense:
Weighted average shares outstanding, basic and diluted		29,571,430	29,571,430
Basic and diluted net income (loss) per ordinary share		$ (0.27)	$ (0.46)